UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21910
Claymore Exchange-Traded Fund Trust 2
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 827-0100

Date of fiscal year end: May 31

Date of reporting period: June 1, 2015 to August 31, 2015

Item 1.    Schedule of Investments.
                Attached hereto.

Guggenheim Canadian Energy Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Shares	Value
COMMON STOCKS† - 99.2%
Canada - 99.2%
Suncor Energy, Inc.	67,931	$1,902,375
Enbridge, Inc.	42,570	1,739,594
Inter Pipeline Ltd.1	82,022	1,738,460
Cenovus Energy, Inc.	119,258	1,709,320
Pembina Pipeline Corp.1	60,719	1,665,722
TransCanada Corp.	46,490	1,603,826
Cameco Corp.	107,246	1,492,013
Canadian Natural Resources Ltd.	65,650	1,463,000
Husky Energy, Inc.1	79,752	1,404,426
Keyera Corp.	45,871	1,392,162
ARC Resources Ltd.1	92,147	1,369,912
Encana Corp.	159,976	1,181,935
Crescent Point Energy Corp.1	88,236	1,119,447
Vermilion Energy, Inc.1	29,552	1,012,386
Peyto Exploration & Development Corp.1	42,921	1,005,845
AltaGas Ltd.1	36,443	990,713
PrairieSky Royalty Ltd.1	40,599	840,968
Veresen, Inc.1	78,246	799,221
Canadian Oil Sands Ltd.	130,970	757,962
Whitecap Resources, Inc.1	80,570	687,313
Gibson Energy, Inc.1	33,815	493,056
Parkland Fuel Corp.1	22,569	385,225
Enbridge Income Fund Holdings, Inc.	15,247	378,969
Precision Drilling Corp.	79,088	376,865
Mullen Group Ltd.1	24,932	358,098
Enerplus Corp.1	55,795	351,418
Baytex Energy Corp.1	55,819	319,265
Pason Systems, Inc.1	18,509	285,182

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Canada - 99.2% (continued)
Canadian Energy Services & Technology Corp.1	48,335	$279,366
Ensign Energy Services, Inc.	35,094	277,481
Pengrowth Energy Corp.1	145,871	211,598
Enerflex Ltd.	21,324	202,742
Freehold Royalties Ltd.1	19,763	162,204
Bonavista Energy Corp.1	51,912	159,579
Surge Energy, Inc.1	59,542	135,150
Newalta Corp.1	13,390	133,850
Bonterra Energy Corp.1	7,488	123,083
Penn West Petroleum Ltd.	135,974	105,264
TORC Oil & Gas Ltd.1	21,049	98,561
Trinidad Drilling Ltd.	36,041	74,764
Calfrac Well Services Ltd.1	19,300	66,727
Total Canada		30,855,047
Total Common Stocks
(Cost $46,736,696)		30,855,047
SECURITIES LENDING COLLATERAL†,2 - 37.4%
BNY Mellon Separately Managed Cash Collateral Account 0.1277%	11,630,183	$11,630,183
Total Securities Lending Collateral
(Cost $11,630,183)		11,630,183
Total Investments - 136.6%
(Cost $58,366,879)		$42,485,230
Other Assets & Liabilities, net - (36.6)%		(11,373,700)
Total Net Assets - 100.0%		$31,111,530

†	Value determined based on Level 1 inputs — See Note 2.
1	All or portion of this security is on loan at August 31, 2015 — See Note 4.
2	Securities lending collateral — See Note 4.

Guggenheim China Real Estate ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Shares	Value
COMMON STOCKS† - 99.7%
Financial - 88.3%
CK Hutchison Holdings Ltd.	110,089	$1,467,370
China Overseas Land & Investment Ltd.	384,992	1,127,647
Henderson Land Development Company Ltd.	150,620	928,008
Hongkong Land Holdings Ltd.	132,000	913,440
Sino Land Company Ltd.	571,474	849,463
Sun Hung Kai Properties Ltd.	64,195	813,408
China Resources Land Ltd.	318,513	794,839
Link REIT	143,136	759,078
New World Development Company Ltd.	652,648	663,591
Hang Lung Properties Ltd.	291,934	659,202
Wheelock & Company Ltd.	103,149	467,828
Hang Lung Group Ltd.	118,415	457,614
Swire Properties Ltd.	134,596	411,601
China Vanke Company Ltd. — Class H	168,391	382,843
Evergrande Real Estate Group Ltd.1	573,822	377,609
Country Garden Holdings Company Ltd.	1,065,559	373,974
Hysan Development Company Ltd. — Class A	88,495	356,261
Hopewell Holdings Ltd.	84,161	287,232
Kerry Properties Ltd.	90,131	269,810
Sino-Ocean Land Holdings Ltd.	487,152	254,575
Shimao Property Holdings Ltd.	159,297	223,631
New World China Land Ltd. 1	345,244	209,372
Longfor Properties Company Ltd.	169,631	205,088
Fortune Real Estate Investment Trust	172,536	168,750
Champion REIT	331,224	166,252
Renhe Commercial Holdings Company Ltd.*	2,911,929	161,564
Chinese Estates Holdings Ltd.	59,386	138,388
Yuexiu Property Company Ltd.	869,617	136,894
Sunac China Holdings Ltd.	228,122	123,332
Guangzhou R&F Properties Company Ltd. — Class H	127,508	116,484
Shenzhen Investment Ltd.	310,113	109,639
KWG Property Holding Ltd.	167,847	106,122
SOHO China Ltd.	245,719	104,945
Franshion Properties China Ltd.	414,713	103,811
Great Eagle Holdings Ltd.	31,799	98,884
Shui On Land Ltd.	441,258	96,791

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Financial - 88.3% (continued)
Agile Property Holdings Ltd.	193,470	$94,862
China South City Holdings Ltd.	345,549	89,173
Greentown China Holdings Ltd.1	103,073	79,931
Yuexiu Real Estate Investment Trust	136,335	71,773
K Wah International Holdings Ltd.	151,225	68,295
Poly Property Group Company Ltd.1	251,177	67,088
Hopson Development Holdings Ltd.*	83,031	63,853
Tian An China Investment Company Ltd.	100,427	57,016
Yanlord Land Group Ltd.	71,963	55,364
E-House China Holdings Ltd. ADR1	9,000	50,850
Glorious Property Holdings Ltd.*	318,300	34,499
China Overseas Grand Oceans Group Ltd.	99,416	31,428
Kaisa Group Holdings Ltd.*,†††	378,110	–
Total Financial		15,649,472
Diversified - 11.4%
Swire Pacific Ltd. — Class A	69,894	767,026
Wharf Holdings Ltd.	127,306	718,658
Swire Pacific Ltd. — Class B	122,685	248,534
Goldin Properties Holdings Ltd.*	163,506	156,121
Carnival Group International Holdings Ltd.*	997,945	124,903
Total Diversified		2,015,242
Total Common Stocks
(Cost $22,914,824)		17,664,714
SECURITIES LENDING COLLATERAL†,2 - 3.1%
BNY Mellon Separately Managed Cash Collateral Account, 0.1350%	546,791	546,791
Total Securities Lending Collateral
(Cost $546,791)		546,791
Total Investments - 102.8%
(Cost $23,461,615)		$18,211,505
Other Assets & Liabilities, net - (2.8)%		(487,701)
Total Net Assets - 100.0%		$17,723,804

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted – See Note 2.
†††	Value determined based on Level 3 inputs – See Note 2.
1	All or portion of this security is on loan at August 31, 2015 – See Note 4.
2	Securities lending collateral – See Note 4.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Guggenheim China Small Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Shares	Value
COMMON STOCKS† - 99.8%
Industrial - 19.7%
China COSCO Holdings Company Ltd. — Class H*,††,1,2	2,542,287	$1,620,491
AviChina Industry & Technology Company Ltd. — Class H	2,296,352	1,597,065
Shanghai Electric Group Company Ltd. — Class H1	2,792,784	1,542,327
Beijing Capital International Airport Company Ltd. — Class H	1,430,289	1,539,166
China Shipping Container Lines Company Ltd. — Class H*,††,1,2	3,699,233	1,484,457
Tech Pro Technology Development Ltd.*,1	4,984,004	1,215,446
Lee & Man Paper Manufacturing Ltd.	2,002,877	1,147,448
Haitian International Holdings Ltd.	609,152	1,105,113
Sunny Optical Technology Group Company Ltd.1	623,269	1,039,043
China International Marine Containers Group Co. Ltd. — Class H	562,739	1,002,032
Metallurgical Corporation of China Ltd. — Class H††,2	2,646,352	976,583
China Shipping Development Co. Ltd. — Class H††,2	1,296,475	918,400
China Shanshui Cement Group Ltd.†††,2	2,598,948	892,020
China Resources Cement Holdings Ltd.	1,627,097	799,897
BBMG Corp. — Class H	1,094,271	705,977
CT Environmental Group Ltd.	2,103,948	689,547
Xinjiang Goldwind Science & Technology Company Ltd. — Class H	400,188	680,572
China High Speed Transmission Equipment Group Co. Ltd.	984,481	677,065
Sinotrans Ltd. — Class H	1,456,476	669,035
China Lesso Group Holdings Ltd.	925,240	649,454
China Machinery Engineering Corp. — Class H	759,245	562,328
SITC International Holdings Company Ltd.	1,100,568	552,411
Guangshen Railway Company Ltd. — Class H	1,332,704	550,274
Zoomlion Heavy Industry Science and Technology Company Ltd. — Class H1	1,339,037	539,067
SIIC Environment Holdings Ltd.*,1	4,180,079	500,910
China Zhongwang Holdings Ltd.1	1,416,958	491,818
West China Cement Ltd.	2,870,864	470,448
Wasion Group Holdings Ltd.	438,278	422,441
Boer Power Holdings Ltd.	237,982	389,367
Dongfang Electric Corporation Ltd. — Class H	317,046	352,226
Harbin Electric Company Ltd. — Class H	652,106	341,617

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Industrial - 19.7% (continued)
China Water Affairs Group Ltd.1	763,655	$333,050
AVIC International Holding HK Ltd.*	3,056,308	331,262
COSCO International Holdings Ltd.††,2	516,546	297,262
Hi Sun Technology China Ltd.*	1,700,144	280,796
Tianneng Power International Ltd.	693,700	276,583
Chaowei Power Holdings Ltd.1	556,869	273,044
China Singyes Solar Technologies Holdings Ltd.	426,644	264,793
China Aerospace International Holdings Ltd.	1,788,964	251,608
Lonking Holdings Ltd.	1,807,980	247,283
Dongjiang Environmental Company Ltd. — Class H	164,600	246,367
EVA Precision Industrial Holdings Ltd.	1,058,872	244,564
China National Materials Company Ltd. — Class H	1,093,228	242,625
Greatview Aseptic Packaging Company Ltd.	526,276	242,425
Tianjin Port Development Holdings Ltd.	1,518,747	239,079
Kangda International Environmental Company Ltd.*,3	897,230	235,015
First Tractor Company Ltd. — Class H	400,173	229,775
Sinotrans Shipping Ltd.	1,203,081	223,539
CPMC Holdings Ltd.	362,529	191,788
China Huarong Energy Company Ltd.*,1	4,720,482	188,818
Sany Heavy Equipment International Holdings Company Ltd.1	752,973	161,281
Ozner Water International Holding Ltd.*,3	796,472	158,266
Honghua Group Ltd.	1,918,633	133,685
SOCAM Development Ltd.	242,203	130,007
Asia Cement China Holdings Corp.	406,885	128,627
Yuanda China Holdings Ltd.	2,341,659	117,838
Guodian Technology & Environment Group Corporation Ltd. — Class H1	1,229,805	107,905
Yingli Green Energy Holding Company Ltd. ADR*	121,509	91,132
Total Industrial		31,992,462
Consumer, Cyclical - 18.7%
Shenzhou International Group Holdings Ltd.	518,160	2,617,526
ANTA Sports Products Ltd.	760,874	1,916,407
GOME Electrical Appliances Holding Ltd.	11,249,033	1,785,319
Air China Ltd. — Class H	2,096,944	1,515,200
Shanghai Pharmaceuticals Holding Company Ltd. — Class H	602,269	1,255,820

Guggenheim China Small Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Consumer, Cyclical - 18.7% (continued)
Minth Group Ltd.	637,979	$1,109,665
Qunar Cayman Islands Ltd. ADR*	33,191	1,078,708
China Southern Airlines Company Ltd. — Class H	1,613,672	1,051,483
Skyworth Digital Holdings Ltd.	1,789,775	1,032,290
Xinyi Glass Holdings Ltd.	2,204,998	990,109
Intime Retail Group Company Ltd.1	937,786	986,182
China Eastern Airlines Corporation Ltd. — Class H*	1,789,073	953,397
Imperial Pacific International Holdings Ltd.*,1	32,718,271	802,120
China Travel International Investment Hong Kong Ltd.	2,290,467	797,964
China Dongxiang Group Company Ltd.1	3,106,688	773,661
Homeinns Hotel Group ADR*,1	28,447	756,690
Digital China Holdings Ltd.	856,666	749,440
Cosmo Lady China Holdings Company Ltd.3	655,131	703,311
China Lodging Group Ltd. ADR*,1	26,500	679,725
Li Ning Company Ltd.*	1,427,278	659,306
Golden Eagle Retail Group Ltd.1	457,969	509,967
China Lilang Ltd.	496,453	427,267
NewOcean Energy Holdings Ltd.	953,296	394,847
Shanghai Jin Jiang International Hotels Group Co. Ltd. — Class H	1,285,935	393,245
Qingling Motors Company Ltd. — Class H	1,177,122	382,752
REXLot Holdings Ltd.†††,1,2	9,459,651	362,516
Jinmao Investments and Jinmao China Investments Holdings Ltd.*	564,812	350,546
China ZhengTong Auto Services Holdings Ltd.1	793,794	314,444
Xinhua Winshare Publishing and Media Company Ltd. — Class H	414,263	299,336
Dah Chong Hong Holdings Ltd.1	758,307	273,967
XTEP International Holdings Ltd.	635,652	273,944
Sinotruk Hong Kong Ltd.	621,140	273,300
Hengdeli Holdings Ltd.	1,940,084	270,358
Universal Health International Group Holding Ltd.	753,100	262,369
Zhongsheng Group Holdings Ltd.	624,349	261,016
China Harmony New Energy Auto Holding Ltd.	575,153	255,292
Springland International Holdings Ltd.	959,324	253,755
Bosideng International Holdings Ltd.	2,697,614	250,615
Baoxin Auto Group Ltd.	696,339	235,406
Tack Fiori International Group Ltd.*	1,328,728	231,454
Ajisen China Holdings Ltd.	590,412	230,069
361 Degrees International Ltd.	747,225	228,505

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Consumer, Cyclical - 18.7% (continued)
Hisense Kelon Electrical Holdings Company Ltd. — Class H*	434,683	$224,351
TCL Multimedia Technology Holdings Ltd.	472,161	212,014
China Yongda Automobiles Services Holdings Ltd.	486,137	203,235
Parkson Retail Group Ltd.	1,230,026	176,170
Xinchen China Power Holdings Ltd.*	833,723	172,122
Weiqiao Textile Co. — Class H	380,944	163,682
Maoye International Holdings Ltd.	910,260	115,103
Welling Holding Ltd.	693,672	111,882
Ying Li International Real Estate Ltd.*	1,058,062	99,782
Total Consumer, Cyclical		30,427,634
Financial - 16.7%
China Everbright Ltd.	800,431	1,673,148
Far East Horizon Ltd.	1,777,701	1,415,270
Chongqing Rural Commercial Bank Company Ltd. — Class H	2,358,642	1,378,655
Renhe Commercial Holdings Company Ltd.*,1	21,749,448	1,206,735
Shanghai Industrial Holdings Ltd.	455,772	1,111,487
Bank of Chongqing Company Ltd. — Class H	1,475,722	1,085,363
Yuexiu Property Company Ltd.	6,403,801	1,008,076
Sunac China Holdings Ltd.	1,695,277	916,537
Guangzhou R&F Properties Company Ltd. — Class H	954,833	872,281
Harbin Bank Company Ltd. — Class H3	2,883,015	863,039
Shenzhen Investment Ltd.	2,261,845	799,666
SOHO China Ltd.	1,805,415	771,082
KWG Property Holding Ltd.	1,218,364	770,315
Franshion Properties China Ltd.	2,992,563	749,101
Shui On Land Ltd.1	3,234,322	709,460
Agile Property Holdings Ltd.	1,398,727	685,823
China South City Holdings Ltd.1	2,565,072	661,950
Guotai Junan International Holdings Ltd.1	2,274,555	595,782
Greentown China Holdings Ltd.*,1	747,348	579,553
China Galaxy Securities Company Ltd. — Class H	794,762	544,537
Poly Property Group Company Ltd.1	1,862,083	497,353
Joy City Property Ltd.	3,334,844	486,239
China Financial International Investments Ltd.*,1	4,299,820	482,686
Hopson Development Holdings Ltd.*,1	597,487	459,484
CIFI Holdings Group Company Ltd.	2,322,094	434,453
Yanlord Land Group Ltd.	530,452	408,098
Noah Holdings Ltd. ADR*,1	19,502	391,795
Beijing Capital Land Ltd. — Class H	962,620	385,046

Guggenheim China Small Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Financial - 16.7% (continued)
E-House China Holdings Ltd. ADR1	65,987	$372,827
Colour Life Services Group Company Ltd.	481,344	355,882
Central China Securities Company Ltd. — Class H	618,674	341,666
Credit China Holdings Ltd.	1,389,272	340,594
CNinsure, Inc. ADR*,1	43,128	329,067
Yida China Holdings Ltd.	941,798	323,247
Mingfa Group International Company Ltd.	1,259,927	313,760
Logan Property Holdings Company Ltd.1	694,426	296,585
China SCE Property Holdings Ltd.	1,379,990	284,899
China Aoyuan Property Group Ltd.	1,415,814	263,066
Glorious Property Holdings Ltd.*	2,335,383	253,124
China Overseas Grand Oceans Group Ltd.1	757,346	239,418
Sunshine 100 China Holdings Ltd.*,3	587,906	235,161
Shanghai Industrial Urban Development Group Ltd.1	1,351,500	214,495
Wuzhou International Holdings Ltd.*	1,211,092	198,462
Yuzhou Properties Company Ltd.1	894,854	191,671
Wanda Hotel Development Company Ltd.*	1,236,724	183,513
Fantasia Holdings Group Company Ltd.	1,548,979	163,891
Hydoo International Holding Ltd.1	991,911	117,749
Xinyuan Real Estate Co. Ltd. ADR1	40,131	111,965
Kaisa Group Holdings Ltd.*,†††,2	2,100,965	–
Total Financial		27,074,056
Consumer, Non-cyclical - 16.7%
China Huishan Dairy Holdings Company Ltd.1	5,368,078	1,967,128
CSPC Pharmaceutical Group Ltd.	2,007,890	1,839,474
Uni-President China Holdings Ltd.1	1,710,742	1,549,592
Zhejiang Expressway Company Ltd. — Class H	1,335,432	1,433,641
Jiangsu Expressway Company Ltd. — Class H	1,155,028	1,365,160
Shenzhen International Holdings Ltd.	935,498	1,293,997
TAL Education Group ADR*,1	36,640	1,123,749
Shanghai Fosun Pharmaceutical Group Company Ltd. — Class H	311,391	910,059
China Agri-Industries Holdings Ltd.*	2,066,028	783,753
Tong Ren Tang Technologies Company Ltd. — Class H	596,663	771,422

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Consumer, Non-cyclical - 16.7% (continued)
CP Pokphand Company Ltd.	6,310,726	$675,854
SSY Group Ltd.	2,125,068	611,467
Fu Shou Yuan International Group Ltd.	1,021,908	597,318
China Modern Dairy Holdings Ltd.1	2,219,293	578,444
Phoenix Healthcare Group Company Ltd.	362,858	526,258
Livzon Pharmaceutical Group, Inc. — Class H††,2	95,566	493,243
Vinda International Holdings Ltd.	246,297	474,794
Hua Han Bio-Pharmaceutical Holdings Ltd.	3,614,477	461,717
China Shengmu Organic Milk Ltd.*,3	2,088,071	458,026
Shenzhen Expressway Company Ltd. — Class H	685,271	447,413
Guangzhou Baiyunshan Pharmaceutical Holdings Company Ltd. — Class H	183,492	445,113
Yuexiu Transport Infrastructure Ltd.1	664,111	396,750
Qingdao Port International Company Ltd. — Class H3	801,120	384,535
Tibet 5100 Water Resources Holdings Ltd.	1,370,773	369,664
China Shineway Pharmaceutical Group Ltd.	279,774	335,727
Anhui Expressway Company Ltd. — Class H	434,130	332,177
China Huiyuan Juice Group Ltd.*	1,001,602	332,142
China Foods Ltd.*	693,779	322,269
Consun Pharmaceutical Group Ltd.1	480,808	321,364
United Laboratories International Holdings Ltd.*,1	604,627	302,702
China Yurun Food Group Ltd.*,1	1,290,535	298,070
Dalian Port PDA Company Ltd. — Class H1	912,274	293,103
Goodbaby International Holdings Ltd.1	742,788	291,363
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Company Ltd. — Class H	330,337	271,514
Sichuan Expressway Company Ltd. — Class H	841,815	268,293
Yashili International Holdings Ltd.	1,061,222	267,015
Wumart Stores, Inc. — Class H	492,446	265,601
Biostime International Holdings Ltd.1	150,815	248,697
Lifetech Scientific Corp.*	1,762,193	245,569
China Animal Healthcare Ltd.*,†††,2	863,000	244,979
Xiamen International Port Company Ltd. — Class H1	947,229	232,222
Dawnrays Pharmaceutical Holdings Ltd.	284,442	224,616

Guggenheim China Small Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Consumer, Non-cyclical - 16.7% (continued)
Shandong Luoxin Pharmaceutical Group Stock Company Ltd. — Class H	133,699	$223,233
Poly Culture Group Corporation Ltd. — Class H	86,035	202,486
Real Nutriceutical Group Ltd.	1,110,973	197,824
China Distance Education Holdings Ltd. ADR1	18,675	196,088
Changshouhua Food Company Ltd.	293,632	172,010
Goldpac Group Ltd.1	310,392	167,811
YuanShengTai Dairy Farm Ltd.*	2,413,418	165,046
PW Medtech Group Ltd.*	761,166	157,143
Shenguan Holdings Group Ltd.	1,077,232	152,896
China Pioneer Pharma Holdings Ltd.	336,292	141,893
Microport Scientific Corp.	361,647	132,525
Anxin-China Holdings Ltd.†††,2	2,827,938	62,032
Total Consumer, Non-cyclical		27,026,981
Basic Materials - 7.3%
Zijin Mining Group Company Ltd. — Class H	5,465,744	1,410,506
Aluminum Corporation of China Ltd. — Class H*	3,722,048	1,243,876
Sinopec Shanghai Petrochemical Company Ltd. — Class H	3,267,633	1,193,205
Nine Dragons Paper Holdings Ltd.	1,587,690	891,149
Kingboard Chemical Holdings Ltd.	582,548	756,180
China Molybdenum Co. Ltd. — Class H1	1,225,975	664,395
Huabao International Holdings Ltd.	1,842,318	613,309
China BlueChemical Ltd. — Class H	1,661,139	471,546
Angang Steel Company Ltd. — Class H	994,172	445,129
China Hongqiao Group Ltd.1	862,929	413,090
Zhaojin Mining Industry Company Ltd. — Class H1	817,726	407,278
Yingde Gases Group Company Ltd.	973,274	405,633
Kingboard Laminates Holdings Ltd.	1,008,062	400,621
Fufeng Group Ltd.1	879,819	391,659
Maanshan Iron & Steel Company Ltd. — Class H*,1	1,616,993	363,039
MMG Ltd.*,1	1,373,118	283,481
Sinofert Holdings Ltd.	1,724,874	264,850
Dongyue Group Ltd.	998,911	239,737
Xingda International Holdings Ltd.	871,630	175,450
Shougang Concord International Enterprises Company Ltd.*	4,019,909	163,389
North Mining Shares Company Ltd. — Class C*,1	10,597,571	147,681

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Basic Materials - 7.3% (continued)
China Precious Metal Resources Holdings Company Ltd.*,1	3,429,804	$128,340
Yip's Chemical Holdings Ltd.	268,494	117,790
Tiangong International Company Ltd.1	1,294,958	116,963
China Sanjiang Fine Chemicals Company Ltd.*	480,663	89,310
Total Basic Materials		11,797,606
Communications - 6.4%
ZTE Corp. — Class H	709,369	1,429,713
Autohome, Inc. ADR*	38,853	1,209,105
SouFun Holdings Ltd. ADR1	188,300	1,028,118
China Communications Services Corp. Ltd. — Class H	2,622,955	964,564
21Vianet Group, Inc. ADR*	43,624	776,071
58.com, Inc. ADR*,1	15,033	683,400
51job, Inc. ADR*	18,856	505,529
Coolpad Group Ltd.	2,474,990	459,866
CITIC Telecom International Holdings Ltd.	1,306,376	418,038
TCL Communication Technology Holdings Ltd.1	613,174	414,582
BYD Electronic International Company Ltd.	585,630	338,530
China All Access Holdings Ltd.	1,021,976	321,756
E-Commerce China Dangdang, Inc. — Class A ADR*,1	52,404	312,852
China Fiber Optic Network System Group Ltd.††,1,2	1,337,528	270,955
Renren, Inc. ADR*,1	83,245	263,887
Weibo Corp ADR*	17,250	209,243
V1 Group Ltd.*	2,787,266	187,015
Asia Satellite Telecommunications Holdings Ltd.	101,444	185,085
Comba Telecom Systems Holdings Ltd.1	884,265	172,288
Phoenix New Media Ltd. ADR*	28,361	135,849
China Public Procurement Ltd.*	7,472,989	113,782
Synertone Communication Corp.	2,775,818	55,874
Total Communications		10,456,102
Energy - 4.6%
Xinyi Solar Holdings Ltd.1	3,170,900	1,059,686
Sinopec Engineering Group Company Ltd. — Class H	1,103,198	952,302
Trina Solar Ltd. ADR*,1	82,022	729,996
Beijing Jingneng Clean Energy Co. Ltd. — Class H	2,011,289	581,324
Sinopec Oilfield Service Corp. — Class H*,1	1,976,844	576,470
Sinopec Kantons Holdings Ltd.1	956,295	507,142
Shougang Fushan Resources Group Ltd.1	3,514,596	444,423
United Energy Group Ltd.*	3,694,882	424,313
JinkoSolar Holding Company Ltd. ADR*,1	18,934	385,307
CIMC Enric Holdings Ltd.	564,391	297,123
China Tian Lun Gas Holdings Ltd.*	330,393	296,286

Guggenheim China Small Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Energy - 4.6% (continued)
JA Solar Holdings Company Ltd. ADR*,1	36,429	$291,796
China Suntien Green Energy Corporation Ltd. — Class H1	1,735,082	279,850
Concord New Energy Group Ltd.	3,783,061	231,864
Hilong Holding Ltd.1	760,662	147,224
Anton Oilfield Services Group/Hong Kong1	1,052,668	138,544
SPT Energy Group, Inc.1	879,955	86,292
Total Energy		7,429,942
Utilities - 4.5%
China Power International Development Ltd.	2,505,732	1,668,323
Huadian Power International Corporation Ltd. — Class H	1,598,869	1,301,780
Huaneng Renewables Corporation Ltd. — Class H	3,548,790	1,295,872
Datang International Power Generation Company Ltd. — Class H	3,124,572	1,261,916
Huadian Fuxin Energy Corporation Ltd. — Class H	2,109,314	740,296
China Datang Corporation Renewable Power Company Ltd. — Class H	2,338,486	295,703
Tianjin Development Holdings Ltd.	406,690	262,379
China Oil & Gas Group Ltd.*,1	4,091,474	258,685
China Power New Energy Development Company Ltd.	4,096,058	211,408
Total Utilities		7,296,362
Technology - 4.0%
Kingsoft Corporation Ltd.1	803,044	1,693,117
TravelSky Technology Ltd. — Class H	884,842	1,072,080
Shanda Games Ltd. ADR*	88,696	573,863
NetDragon Websoft, Inc.1	240,393	573,838
Kingdee International Software Group Company Ltd.1	1,587,216	544,770
Chinasoft International Ltd.*	1,218,479	399,344

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Technology - 4.0% (continued)
Ju Teng International Holdings Ltd.	818,629	$312,661
Shunfeng International Clean Energy Ltd.*	1,014,857	243,564
Changyou.com Ltd. ADR*	10,859	227,930
NQ Mobile, Inc. ADR*,1	50,029	206,119
Tian Ge Interactive Holdings Ltd.3	539,622	201,922
Boyaa Interactive International Ltd.	432,825	183,182
TPV Technology Ltd.	864,306	132,712
China ITS Holdings Company Ltd.*	1,085,052	127,405
Total Technology		6,492,507
Diversified - 1.2%
Carnival Group International Holdings Ltd.*,1	7,468,872	934,808
CITIC Resources Holdings Ltd.*,1	2,213,707	339,909
C C Land Holdings Ltd.	1,177,380	281,050
Wisdom Holdings Group	559,440	227,384
Beijing Development HK Ltd.*	704,491	152,714
Total Diversified		1,935,865
Total Common Stocks
(Cost $226,453,748)		161,929,517
SECURITIES LENDING COLLATERAL†,4 - 14.2%
BNY Mellon Separately Managed Cash Collateral Account 0.1277%	23,050,810	$23,050,810
Total Securities Lending Collateral
(Cost $23,050,810)		23,050,810
Total Investments - 114.0%
(Cost $249,504,558)		$184,980,327
Other Assets & Liabilities, net - (14.0)%		(22,766,054)
Total Net Assets - 100.0%		$162,214,273

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
1	All or portion of this security is on loan at August 31, 2015 —- See Note 4.
2	Security was fair valued by the Valuation Committee at August 31, 2015. The total market value of fair valued securities amounts to $7,622,938, (cost $10,722,585) or 4.7% of total net assets.
3
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $3,239,275 (cost $3,931,270), or 2.0% of total net assets. These securities have been determined to be liquid under guildelines established by the Board of Trustees.

4	Securities lending collateral — See Note 4.

ADR	American Depositary Receipt

Guggenheim Frontier Markets ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Shares	Value
COMMON STOCKS† - 92.3%
Kuwait - 15.7%
National Bank of Kuwait SAKP	710,784	$1,834,887
Kuwait Finance House KSCP	676,856	1,299,277
Mobile Telecommunications Company KSC	749,230	917,475
Agility Public Warehousing Company KSC	203,755	397,868
Gulf Bank KSCP*	432,978	386,907
Commercial Bank of Kuwait KPSC	200,564	365,084
Mabanee Company SAK	118,222	340,404
Kuwait Projects Company Holding KSCP	162,326	322,342
Kuwait Food Company Americana SAK	38,459	272,389
VIVA Kuwait Telecom Co.*	89,757	249,531
Burgan Bank SAK	178,225	232,993
Boubyan Bank KSCP	131,506	174,094
Warba Bank KSCP*	205,823	141,689
Jazeera Airways Company KSC	57,223	84,277
Total Kuwait		7,019,217
Nigeria - 13.8%
Guaranty Trust Bank plc	12,217,100	1,405,350
Nigerian Breweries plc	1,528,847	932,194
Zenith Bank plc	11,975,799	913,587
Nestle Nigeria plc	132,836	560,011
FBN Holdings plc	15,045,945	463,649
Dangote Cement plc	500,077	432,865
Lafarge Africa plc	515,497	258,667
Access Bank plc	9,018,255	232,642
United Bank for Africa plc	13,795,565	229,176
Guinness Nigeria plc	290,355	202,542
Unilever Nigeria plc	795,052	159,609
Oando plc	2,838,913	158,153
SEPLAT Petroleum Development Company plc1,2	112,526	127,635
Diamond Bank plc	7,766,364	123,950
Total Nigeria		6,200,030
Argentina - 11.5%
YPF S.A. ADR	98,668	2,125,309
Grupo Financiero Galicia S.A. ADR	51,225	981,471
Banco Macro S.A. ADR*	17,941	803,039
BBVA Banco Frances S.A. ADR*	22,892	378,863
Telecom Argentina S.A. ADR	20,073	322,372
Pampa Energia SA ADR*,1	19,112	304,645
Arcos Dorados Holdings, Inc. — Class A	64,615	258,460
Total Argentina		5,174,159
Pakistan - 10.7%
Habib Bank Ltd.	317,635	679,808
MCB Bank Ltd.	260,995	639,798
Lucky Cement Ltd.	93,148	472,991
Fauji Fertilizer Company Ltd.	315,446	417,586
Oil & Gas Development Company Ltd.	290,727	401,448
Engro Corporation Ltd.	127,661	394,232
Hub Power Company Ltd.	390,892	383,290
Pakistan Petroleum Ltd.	222,377	298,161

	Shares	Value
COMMON STOCKS† - 92.3% (continued)
Pakistan - 10.7% (continued)
Pakistan State Oil Company Ltd.	90,778	$290,141
United Bank Ltd.	132,265	208,258
Kot Addu Power Company Ltd.	216,242	197,832
Pakistan Oilfields Ltd.	49,251	164,301
DG Khan Cement Company Ltd.	98,725	137,461
National Bank of Pakistan	240,140	122,186
Total Pakistan		4,807,493
Kenya - 8.7%
Safaricom Ltd.	8,784,016	1,218,005
East African Breweries Ltd.	367,223	972,424
Equity Group Holdings Ltd.	2,208,287	861,200
Kenya Commercial Bank Ltd.	1,962,802	831,616
Total Kenya		3,883,245
Oman - 7.7%
Bank Muscat SAOG	1,185,261	1,550,808
Oman Telecommunications Company SAOG	322,136	1,430,043
Ooredoo	256,766	479,936
Total Oman		3,460,787
Romania - 7.1%
Banca Transilvania*	2,255,607	1,232,416
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	101,399	802,820
BRD-Groupe Societe Generale S.A.*	244,466	633,226
Electrica S.A.	154,722	504,873
Total Romania		3,173,335
United States - 4.0%
MercadoLibre, Inc.	16,276	1,791,174
Kazakhstan – 3.9%
KazMunaiGas Exploration Production JSC GDR	131,288	1,083,126
Halyk Savings Bank of Kazakhstan JSC GDR	67,415	431,456
KCell JSC GDR	43,305	255,500
Total Kazakhstan		1,770,082
United Kingdom - 3.5%
Nostrum Oil & Gas plc	119,003	896,647
KAZ Minerals plc1	243,824	654,002
Total United Kingdom		1,550,649
Panama - 3.3%
Copa Holdings S.A. — Class A1	28,853	1,479,293
Togo - 1.4%
Ecobank Transnational, Inc.	6,982,912	646,598
Luxembourg - 1.0%
Kernel Holding S.A.	42,085	465,399
Total Common Stocks
(Cost $49,077,125)		41,421,461
EXCHANGE-TRADED FUNDS† - 9.1%
Market Vectors Vietnam ETF1	249,910	4,068,535
Total Exchange-Traded Funds
(Cost $4,536,594)		4,068,535

Guggenheim Frontier Markets ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 13.3%
BNY Mellon Separately Managed Cash Collateral Account 0.1277%	5,967,445	$5,967,445
Total Securities Lending Collateral
(Cost $5,967,445)		5,967,445
Total Investments - 114.7%
(Cost $59,581,164)		$51,457,441
Other Assets & Liabilities, net - (14.7)%		(6,609,754)
Total Net Assets - 100.0%		$44,847,687

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
1	All or portion of this security is on loan at August 31, 2015 — See Note 4.
2
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $127,635 (cost $240,428), or 0.3% of total net assets. These securities have been determined to be liquid under guildelines established by the Board of Trustees.

3	Securities lending collateral — See Note 4.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
plc	Public Limited Company

Guggenheim International Multi-Asset Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Shares	Value
COMMON STOCKS† - 85.8%
United Kingdom - 12.5%
National Grid plc	16,960	$224,353
BT Group plc	31,800	213,901
Reed Elsevier plc	11,635	186,999
Antofagasta plc	19,902	186,411
Rentokil Initial plc	74,545	170,026
Ladbrokes plc	109,556	168,497
J Sainsbury plc1	44,999	167,969
SSE plc	6,419	145,223
Vodafone Group plc	40,234	140,282
GKN plc	31,139	139,700
Johnson Matthey plc	3,304	137,456
HSBC Holdings plc	16,578	132,253
BP plc	22,941	127,196
GlaxoSmithKline plc	5,979	123,268
Telecity Group plc	7,102	118,731
Burberry Group plc	5,375	116,644
Royal Dutch Shell plc — Class B	4,420	116,007
BHP Billiton plc ADR	3,289	115,345
Home Retail Group plc	42,798	100,117
ARM Holdings plc	2,579	37,027
Total United Kingdom		2,867,405
Japan - 7.8%
Mitsui & Company Ltd.	24,400	317,824
Mitsubishi Corp.	14,000	260,511
Makita Corp.	3,000	170,070
Toyota Motor Corp.	2,800	166,172
Tokio Marine Holdings, Inc.	4,000	160,944
Sekisui House Ltd.	9,500	142,086
FUJIFILM Holdings Corp.	2,600	107,038
Nidec Corp.	1,200	94,130
Asahi Kasei Corp.	11,000	87,902
NSK Ltd.	6,700	82,599
Kubota Corp.	5,000	78,331
Bridgestone Corp.	2,000	67,129
Minebea Company Ltd.	3,000	35,970
Total Japan		1,770,706
Germany - 7.0%
Hannover Rueck SE	2,848	289,185
Allianz AG	1,626	259,170
Deutsche Post AG	8,109	223,110
adidas AG	2,208	165,070
SAP AG	1,744	117,230
Bayer AG	853	115,602
Volkswagen AG	588	109,831
Linde AG	587	101,883
Henkel AG & Company KGaA	943	86,454
Continental AG	385	81,727
HeidelbergCement AG	751	56,683
Total Germany		1,605,945
France - 4.7%
AXA S.A.	13,188	332,116
Total S.A. ADR1	5,389	250,050
Societe Generale S.A.	4,439	216,141
Vallourec S.A.	11,402	145,901
Pernod-Ricard S.A.	1,165	122,079
Total France		1,066,287
China - 4.5%
Huaneng Power International, Inc. ADR1	4,683	212,234

	Shares	Value
COMMON STOCKS† - 85.8% (continued)
China - 4.5% (continued)
E-House China Holdings Ltd. ADR1	36,321	$205,214
China Petroleum & Chemical Corp. ADR1	2,662	179,312
PetroChina Company Ltd. ADR1	1,861	155,468
Lenovo Group Ltd.	102,000	83,705
Mindray Medical International Ltd. ADR	3,091	74,864
China Telecom Corporation Ltd. ADR	1,368	71,273
China Life Insurance Company Ltd. ADR	2,487	42,453
Total China		1,024,523
Australia - 4.0%
WorleyParsons Ltd.	29,500	157,064
Fortescue Metals Group Ltd.1	113,118	153,172
Flughafen Wien AG	1,434	131,115
National Australia Bank Ltd. ADR	5,544	122,511
Coca-Cola Amatil Ltd.	20,053	119,420
Westpac Banking Corp.	5,051	111,366
Australia & New Zealand Banking Group Ltd.	5,555	109,994
Total Australia		904,642
United States - 3.3%
Noble Energy, Inc.	6,218	207,743
Devon Energy Corp.	4,767	203,360
Apache Corp.	4,460	201,770
Chesapeake Energy Corp.1	17,604	137,487
Total United States		750,360
Canada - 3.1%
Canadian Natural Resources Ltd.	10,074	226,364
Enerplus Corp.1	29,015	183,955
Encana Corp.	22,501	167,407
Crescent Point Energy Corp1	9,554	122,100
Total Canada		699,826
Chile - 3.1%
Banco de Chile1	6,966	435,514
Sociedad Quimica y Minera de Chile S.A. ADR1	8,816	138,235
Enersis S.A. ADR	8,980	124,642
Total Chile		698,391
Netherlands - 3.0%
European Aeronautic Defence and Space Company N.V.	3,844	250,205
Koninklijke Ahold N.V.	7,842	154,782
Arcadis N.V.	5,193	130,340
TNT Express N.V.	13,076	110,415
ASML Holding N.V.	546	49,971
Total Netherlands		695,713
Bermuda – 2.9%
Yue Yuen Industrial Holdings Ltd.	72,689	260,272
Varitronix International Ltd.	360,000	253,160
TAI Cheung Holdings Ltd.	190,000	158,128
Total Bermuda		671,560

Guggenheim International Multi-Asset Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Shares	Value
COMMON STOCKS† - 85.8% (continued)
Singapore - 2.7%
United Overseas Bank Ltd.	16,100	$221,242
Wilmar International Ltd.	79,200	160,051
CapitaLand Ltd.	69,200	138,371
Keppel Corporation Ltd.	22,200	107,671
Total Singapore		627,335
Mexico - 2.7%
Grupo Aeroportuario del Pacifico SAB de CV ADR	5,163	431,834
Coca-Cola Femsa SAB de CV ADR1	1,535	110,535
America Movil SAB de CV — Class L ADR	3,973	72,706
Total Mexico		615,075
Hong Kong - 2.7%
Henderson Land Development Company Ltd.	35,630	219,525
MTR Corporation Ltd.	46,439	207,027
Li & Fung Ltd.	142,753	94,124
Cathay Pacific Airways Ltd.	51,000	92,128
Total Hong Kong		612,804
Spain - 2.6%
Banco Santander S.A.	31,951	195,474
Telefonica S.A.	12,814	180,768
Grifols S.A.	2,703	110,715
Repsol S.A.	7,465	106,690
Total Spain		593,647
Israel - 2.2%
Formula Systems 1985 Ltd.	13,595	426,070
NICE-Systems Ltd.	1,453	90,742
Total Israel		516,812
Brazil - 2.2%
Vale S.A. ADR1	39,498	195,515
Ultrapar Participacoes S.A. ADR	7,443	129,955
Banco Santander Brasil S.A. ADR	31,564	126,256
Tim Participacoes S.A. ADR	3,987	48,203
Total Brazil		499,929
Russian Federation - 1.8%
Mobile TeleSystems PJSC ADR	53,833	410,746
Norway - 1.7%
Marine Harvest ASA	18,951	225,547
Statoil ASA	11,041	163,137
Total Norway		388,684
Jersey - 1.6%
WPP plc	9,482	197,021
Glencore plc	64,611	147,369
Randgold Resources Ltd. ADR	399	24,056
Total Jersey		368,446
Finland - 1.3%
Sampo Oyj — Class A	6,300	303,755
India - 1.3%
Wipro Ltd. ADR	10,788	126,327
Infosys Ltd. ADR1	4,438	76,112
ICICI Bank Ltd. ADR	5,771	50,323
Vedanta Resources plc ADR	7,619	46,476
Total India		299,238
Denmark - 1.2%
Novo Nordisk A/S — Class B	2,491	138,067

	Shares	Value
COMMON STOCKS† - 85.8% (continued)
Denmark - 1.2% (continued)
Carlsberg A/S — Class A	1,155	$93,981
Novozymes A/S — Class B	1,122	48,814
Total Denmark		280,862
Sweden - 1.2%
TeliaSonera AB	25,017	140,869
Swedbank AB — Class A	5,614	127,957
Total Sweden		268,826
Italy - 1.2%
Eni SpA	9,187	150,602
Luxottica Group SpA	1,683	113,903
Total Italy		264,505
South Africa - 0.8%
Sasol Ltd. ADR	5,628	184,373
Switzerland - 0.7%
SGS S.A.	91	160,536
Cayman Islands - 0.7%
Himax Technologies, Inc. ADR1	23,121	159,997
Indonesia - 0.5%
Telekomunikasi Indonesia Persero Tbk PT ADR	2,895	116,408
Ireland - 0.4%
Kerry Group plc — Class A	825	61,335
Shire plc	275	21,253
Total Ireland		82,588
Taiwan, Province of China - 0.3%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	3,385	67,294
Republic of Korea - 0.1%
POSCO ADR	566	22,866
Total Common Stocks
(Cost $23,583,084)		19,600,084
PREFERRED STOCKS† - 1.2%
Communications - 0.9%
Telefonica Brasil S.A. ADR	20,024	222,867
Financial - 0.3%
Itau Unibanco Holding S.A. ADR	8,527	62,418
Total Preferred Stocks
(Cost $437,102)		285,285
ROYALTY TRUST† - 1.1%
Energy - 1.1%
BP Prudhoe Bay Royalty Trust1	4,315	194,520
San Juan Basin Royalty Trust	5,937	65,070
Total Energy		259,590
Total Royalty Trust
(Cost $440,022)		259,590
CLOSED-END FUNDS† - 10.2%
Pimco Dynamic Income Fund1	9,398	262,486
Babson Capital Global Short Duration High Yield Fund1	11,631	209,358
Western Asset Global High Income Fund, Inc.1	17,682	166,918
DoubleLine Income Solutions Fund	9,143	166,768

Guggenheim International Multi-Asset Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Shares	Value
CLOSED-END FUNDS† - 10.2% (continued)
AllianceBernstein Global High Income Fund, Inc.	14,546	$166,406
First Trust Intermediate Duration Preferred & Income Fund1	7,104	154,441
Wells Fargo Advantage Global Dividend Opportunity Fund	23,456	149,415
Eaton Vance Tax-Managed Global Diversified Equity Income Fund1	15,823	144,780
Templeton Global Income Fund1	23,208	144,354
Western Asset Emerging Markets Income Fund, Inc.1	14,019	138,227
Western Asset Emerging Markets Debt Fund, Inc.1	10,108	137,368
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.1	17,342	127,637
Templeton Emerging Markets Income Fund1	12,441	124,037

	Shares	Value
CLOSED-END FUNDS† - 10.2% (continued)
MFS Charter Income Trust	15,297	$123,906
Ares Dynamic Credit Allocation Fund, Inc.	8,236	119,669
Total Closed-End Funds
(Cost $2,902,306)		2,335,770
SECURITIES LENDING COLLATERAL†,2 - 12.6%
BNY Mellon Separately Managed Cash Collateral Account, 0.1348%	2,864,022	2,864,022
Total Securities Lending Collateral
(Cost $2,864,022)		2,864,022
Total Investments – 110.9%
(Cost $30,226,536)		$25,344,751
Other Assets & Liabilities, net - (10.9)%		(2,502,089)
Total Net Assets - 100.0%		$22,842,662

†	Value determined based on Level 1 inputs —See Note 2.
1	All or portion of this security is on loan at August 31, 2015 - See Note 4.
2	Securities lending collateral - See Note 4.

ADR	American Depositary Receipt
plc	Public Limited Company

Guggenheim Shipping ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Shares	Value
COMMON STOCKS† - 78.4%
Bermuda - 24.0%
COSCO Pacific Ltd.††	2,320,410	$3,053,939
Nordic American Tankers Ltd.1	164,212	2,238,210
Ship Finance International Ltd.1	119,321	2,004,593
Stolt-Nielsen Ltd.	100,541	1,510,732
BW LPG Ltd.2	219,453	1,392,281
Tsakos Energy Navigation Ltd.	179,014	1,344,395
Avance Gas Holding Ltd.2	95,921	1,304,044
GasLog Ltd.1	90,530	1,257,462
Total Bermuda		14,105,656
Denmark - 19.5%
AP Moeller - Maersk A/S — Class B	6,735	11,455,783

Marshall Islands - 13.6%
Teekay Corp.1	66,760	2,454,098
DHT Holdings, Inc.	225,333	1,611,131
Seaspan Corp.1	91,490	1,574,543
Costamare, Inc.	82,099	1,231,485
Navios Maritime Holdings, Inc.	403,389	1,133,523
Total Marshall Islands		8,004,780
Japan - 13.4%
Nippon Yusen K.K.	1,899,000	4,998,811
Kawasaki Kisen Kaisha Ltd.	1,305,000	2,907,537
Total Japan		7,906,348
United States - 4.3%
Matson, Inc.	66,485	2,505,155

	Shares	Value
COMMON STOCKS† - 78.4% (continued)
Singapore - 3.6%
Sembcorp Marine Ltd.	1,255,400	$2,127,495
Total Common Stocks
(Cost $56,128,513)		46,105,217
MASTER LIMITED PARTNERSHIPS† - 20.4%
Marshall Islands - 20.4%
Teekay LNG Partners, LP1	80,644	2,144,324
Teekay Offshore Partners, LP1	112,825	1,997,003
GasLog Partners, LP1	90,300	1,735,566
Golar LNG Partners, LP1	82,960	1,640,119
Capital Product Partners, LP	230,687	1,633,264
Navios Maritime Partners, LP	182,576	1,613,972
KNOT Offshore Partners, LP1	67,828	1,241,252
Total Master Limited Partnerships
(Cost $16,721,442)		12,005,500
SECURITIES LENDING COLLATERAL†,3 - 21.9%
BNY Mellon Separately Managed Cash Collateral Account, 0.1277%	12,846,948	12,846,948
Total Securities Lending Collateral
(Cost $12,846,948)		12,846,948
Total Investments - 120.7%
(Cost $85,696,903)		$70,957,665
Other Assets & Liabilities, net - (20.7)%		(12,190,693)
Total Net Assets - 100.0%		$58,766,972

†	Value determined based on Level 1 inputs, unless otherwise noted —See Note 2.
††	Value determined based on Level 2 inputs —See Note 2.
1	All or portion of this security is on loan at August 31, 2015 - See Note 4.
2
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $2,696,325 (cost $3,807,999), or 4.6% of total net assets. These securities have been determined to be liquid under guildelines established by the Board of Trustees.

3	Securities lending collateral - See Note 4.

Guggenheim Timber ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Shares	Value
COMMON STOCKS† - 95.1%
United States - 33.2%
Packaging Corporation of America	138,381	$9,286,749
Plum Creek Timber Company, Inc. REIT	228,420	8,791,886
WestRock Co.	147,091	8,729,824
Weyerhaeuser Co. REIT	292,042	8,159,653
International Paper Co.	183,048	7,896,691
Rayonier, Inc. REIT	313,687	7,214,801
Domtar Corp.	158,701	6,381,367
Greif, Inc. — Class A	128,944	3,775,480
Potlatch Corp. REIT	99,677	3,291,335
Total United States		63,527,786
Brazil - 11.0%
Fibria Celulose S.A. ADR1	699,769	9,950,715
Klabin S.A.	1,543,665	8,586,630
Duratex S.A.	1,632,245	2,460,299
Total Brazil		20,997,644
Japan - 10.1%
Oji Holdings Corp.	2,090,838	9,696,339
Sumitomo Forestry Co. Ltd.	434,869	4,880,322
Nippon Paper Industries Company Ltd.1	286,790	4,702,329
Total Japan		19,278,990
Finland - 8.9%
UPM-Kymmene Oyj	535,634	8,924,642
Stora Enso Oyj — Class R	914,941	8,134,891
Total Finland		17,059,533
Sweden - 8.3%
Svenska Cellulosa AB SCA — Class B	347,708	9,892,073
Holmen AB — Class B	209,102	5,874,891
Total Sweden		15,766,964
South Africa - 7.4%
Mondi Ltd.	431,352	10,000,192

	Shares	Value
COMMON STOCKS† - 95.1% (continued)
South Africa - 7.4% (continued)
Sappi Ltd.*	1,315,054	$4,214,558
Total South Africa		14,214,750
Canada - 6.7%
West Fraser Timber Company Ltd.	169,179	6,514,123
Canfor Corp.*	328,900	4,968,726
Western Forest Products, Inc.1	945,863	1,343,616
Total Canada		12,826,465
Ireland - 4.8%
Smurfit Kappa Group plc	313,545	9,262,738
Portugal - 3.6%
Portucel S.A.	1,922,038	6,895,965
Spain - 1.1%
Ence Energia y Celulosa S.A.1	636,769	2,094,121
Total Common Stocks
(Cost $173,306,374)		181,924,956
PREFERRED STOCKS† - 4.6%
Suzano Papel E Celulose SA	1,808,913	8,731,057
Total Preferred Stocks
(Cost $6,474,139)		8,731,057
SECURITIES LENDING COLLATERAL†,2 - 2.3%
BNY Mellon Separately Managed Cash Collateral Account, 0.1278%	4,369,289	4,369,289
Total Securities Lending Collateral
(Cost $4,369,289)		4,369,289
Total Investments - 102.0%
(Cost $184,149,802)		$195,025,302
Other Assets & Liabilities, net - (2.0)%		(3,723,353)
Total Net Assets - 100.0%		$191,301,949

*	Non-income producing security.
†	Value determined based on Level 1 inputs – See Note 2.
1	All or portion of this security is on loan at August 31, 2015 – See Note 4.
2	Securities lending collateral – See Note 4.

ADR	American Depositary Receipt
plc	Public Limited Company

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Claymore Exchange –Traded Fund Trust 2’s (the “Trust”) policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semiannual or annual shareholder report.

1.	Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular security or such valuation is deemed unreliable, such security is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of U.S. business on the NYSE, usually 4:00 p.m. Eastern time on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term securities with remaining maturities of 60 days or less are valued at market price, or if a market price is not available, at amortized cost, provided such amount approximates market value. Money market funds are valued at net asset value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Eastern time. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Investment Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Investment Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

2.	Fair Value Measurement
In accordance with GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3— significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following tables summarize the inputs used to value the Funds’ investments at August 31, 2015:

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
	In Securities	In Securities	In Securities	Total
Assets
Guggenheim Canadian Energy Income ETF	$42,485,230	$–	$–	$42,485,230
Guggenheim China Real Estate ETF	18,211,505	–	–	18,211,505
Guggenheim China Small Cap ETF	177,357,389	6,061,391	1,561,547	184,980,327
Guggenheim Frontier Markets ETF	51,457,441	–	–	51,457,441
Guggenheim International Multi-Asset Income ETF	25,344,751	–	–	25,344,751
Guggenheim Shipping ETF	67,903,726	3,053,939	–	70,957,665
Guggenheim Timber ETF	195,025,302	–	–	195,025,302

Any remaining level 3 securities held by the Trust and excluded from the table above were not considered material to the Trust.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Fund	Category	Ending Balance at 8/31/15	Valuation Technique	Unobservable Inputs
Guggenheim China Small Cap ETF	Common Stocks	$1,561,547	Last trade with adjustment	25%-100% Discount

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current period.

The transfers in and out of the valuation levels as of August 31, 2015 compared to the valuation levels at the end of the previous fiscal year are detailed below:

Guggenheim China Small Cap ETF
Transfer from Level 1 to Level 2	$6,061,391
Transfer from Level 1 to Level 3	362,516

The transfer from Level 1 to Level 2 is the result of securities being halted on the principal exchange on which they trade.

The transfer from Level 1 to Level 3 is the result of securities being halted on the principal exchange on which they trade.

Guggenheim Shipping ETF
Transfer from Level 1 to Level 2	$3,053,939

The transfer from Level 1 to Level 2 is the result of security being halted on the principal exchange on which it trades.

Except for Guggenheim China Small Cap ETF and Guggenheim Shipping ETF, there were no transfers between levels for the Funds for the period ended August 31, 2015.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended August 31, 2015:

Level 3 – Fair value measurement using significant unobservable inputs
Guggenheim China Small Cap ETF
Beginning Balance	$1,971,216
Realized Gain/Loss	-
Change in Unrealized Gain/Loss	(923,440)
Purchases	151,255
Sales	-
Transfers In	362,516
Transfers Out	-
Ending Balance	$1,561,547

3.	Federal Income Taxes
As of August 31, 2015, cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

	Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Guggenheim Canadian Energy Income ETF	$59,919,658	$-	$(17,434,428)	$(17,434,428)
Guggenheim China Real Estate ETF	23,877,300	132,262	(5,798,057)	(5,665,795)
Guggenheim China Small Cap ETF	256,723,459	8,137,802	(79,880,934)	(71,743,132)
Guggenheim Frontier Markets ETF	59,969,452	1,939,081	(10,451,092)	(8,512,011)
Guggenheim International Multi-Asset Income ETF	30,311,656	647,045	(5,613,950)	(4,966,905)
Guggenheim Shipping ETF	87,441,203	1,621,325	(18,104,863)	(16,483,538)
Guggenheim Timber ETF	185,478,097	25,907,130	(16,359,925)	9,547,205

4.	Portfolio Securities Loaned
At August 31, 2015, cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. The cash collateral received is held in a separately managed account established for each respective Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of each Fund. The separately managed accounts invest in short-term investments valued at amortized cost, which approximates market value. Each Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

As of August 31, 2015, the Funds participated in securities lending as follows:

	Value of Securities Loaned	Cash Collateral	Non-Cash Collateral	Total Collateral
Guggenheim Canadian Energy Income ETF	$10,973,939	$11,630,183	$-	$11,630,183
Guggenheim China Real Estate ETF	457,429	546,791	-	546,791
Guggenheim China Small Cap ETF	26,604,540	23,050,810	7,276,768	30,327,578
Guggenheim Frontier Markets ETF	5,789,615	5,967,445	-	5,967,445
Guggenheim International Multi-Asset Income ETF	2,765,706	2,864,022	-	2,864,022
Guggenheim Shipping ETF	12,533,189	12,846,948	-	12,846,948
Guggenheim Timber ETF	5,914,454	4,369,289	1,867,802	6,237,091

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.     Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust 2

By:         /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date:    October 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:        /s/ Donald C. Cacciapaglia
              Donald C. Cacciapaglia
  President and Chief Executive Officer

Date:    October 30, 2015

By:       /s/ John L. Sullivan
             John L. Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:    October 30, 2015